Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Revenues	$ 20,000	$ 16,155	$ 27,000	$ 25,280	$ 36,355	$ 628,915
Cost of sales		71		81	102	261,504
Gross Profit	20,000	16,084	27,000	25,199	36,253	367,411
Operating Expenses
Marketing and promotion	9,053	18,178	38,123	40,695	86,451	168,352
Consulting	875,309	550,006	1,339,444	834,813	1,605,917	1,394,037
Research and development	610,725	608,688	1,416,578	1,474,732	2,883,563	2,105,059
General and administrative	1,093,928	982,358	2,291,241	1,885,239	3,257,579	3,870,325
Total Operating Expenses	2,589,015	2,159,230	5,085,386	4,235,479	7,833,510	7,537,773
Loss From Operations	(2,569,015)	(2,143,146)	(5,058,386)	(4,210,280)	(7,797,257)	(7,170,362)
Other Expense
Interest expense	(95,403)	(45,008)	(193,204)	(87,848)	(221,608)	(263,583)
Amortization of debt discount	(84,167)	(65,448)	(216,909)	(402,469)	(542,336)	(339,443)
Gain (loss) on extinguishment of notes payable, net	1,402	(4,813)	(59,938)	(16,660)	(58,787)	(35,677)
Warrant modification expense			(4,500)	(28,486)	(28,486)	(114,415)
Gain on settlement of payables					12,182
Total Other Expense	(178,168)	(115,269)	(474,551)	(535,463)	(839,035)	(753,118)
Net Loss	$ (2,747,183)	$ (2,258,415)	$ (5,532,937)	$ (4,745,743)	$ (8,636,292)	$ (7,923,480)
Net Loss Per Share - Basic and Diluted	$ (0.51)	$ (0.56)	$ (1.06)	$ (1.26)	$ (2.10)	$ (3.20)
Weighted Average Number of Common Shares Outstanding - Basic and Diluted	5,401,864	4,006,617	5,196,300	3,776,207	4,105,820	2,472,889